Stockholders' Deficit - Common Stock (Details)							3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 13, 2024 shares	Mar. 14, 2024 shares	Jun. 09, 2023 shares	May 25, 2023 shares	Nov. 25, 2021 USD ($) shares	May 27, 2021 USD ($) shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) Vote $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Sep. 30, 2024 shares	Sep. 11, 2024 $ / shares	Mar. 31, 2024 shares
Stockholders' Equity
Common stock, shares authorized							85,000,000		85,000,000		85,000,000	85,000,000
Common stock, par value (In dollars per share) | $ / shares							$ 0.001		$ 0.001		$ 0.001	$ 0.001
Common stock, shares issued							28,500,548		28,500,548		26,987,787	24,991,329
Common stock, shares outstanding							28,500,548		28,500,548		26,987,787	24,991,329
Issuance of Class B common stock to Sponsor | $							$ 23,706,966	$ 8,249,971	$ 38,503,670	$ 8,249,971	$ 42,044,391	$ 7,500,001
Class A common stock
Stockholders' Equity
Common stock, shares authorized							27,500,000		27,500,000		27,500,000
Common stock, par value (In dollars per share) | $ / shares							$ 0.001		$ 0.001		$ 0.001
Class B common stock
Stockholders' Equity
Common stock, shares authorized							4,000,000		4,000,000		4,000,000
Common stock, par value (In dollars per share) | $ / shares							$ 0.001		$ 0.001		$ 0.001
Southport Acquisition Corp
Stockholders' Equity
Common stock, par value (In dollars per share) | $ / shares														$ 0.0001
Number of shares exercised their right to redeem	1,125,126
Southport Acquisition Corp | Sponsor
Stockholders' Equity
Common stock, shares outstanding				4,200,000
Southport Acquisition Corp | Class A common stock
Stockholders' Equity
Common stock, shares authorized							200,000,000		200,000,000		200,000,000	200,000,000
Common stock, par value (In dollars per share) | $ / shares							$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Common stock, number of votes per share | Vote											1
Common stock, shares issued				27,200,000			4,237,987		4,237,987		4,237,987	8,350,065	5,363,113
Common stock, shares outstanding				27,200,000			4,237,987		4,237,987		4,237,987	8,350,065	5,363,113
Southport Acquisition Corp | Class A common stock subject to redemption
Stockholders' Equity
Common stock subject to possible redemption, shares outstanding	37,987	1,163,113	4,150,065	23,000,000			37,987		37,987		37,987	4,150,065
Number of shares exercised their right to redeem		2,986,952	18,849,935
Class A ordinary shares subject to possible redemption, issued (in shares)	37,987	1,163,113	4,150,065				37,987		37,987		37,987	4,150,065	1,163,113
Southport Acquisition Corp | Class A common stock not subject to redemption
Stockholders' Equity
Number of shares converted				4,200,000							4,200,000	4,200,000
Common stock, shares issued							4,200,000		4,200,000		4,200,000	4,200,000
Common stock, shares outstanding				4,200,000			4,200,000		4,200,000		4,200,000	4,200,000
Common stock subject to possible redemption, shares outstanding				23,000,000
Southport Acquisition Corp | Class B common stock
Stockholders' Equity
Common stock, shares authorized							20,000,000		20,000,000		20,000,000	20,000,000
Common stock, par value (In dollars per share) | $ / shares							$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares issued				1,550,000			1,550,000		1,550,000		1,550,000	1,550,000
Common stock, shares outstanding				1,550,000	5,750,000		1,550,000		1,550,000		1,550,000	1,550,000
Issuance of Class B common stock to Sponsor (in shares)						7,187,500
Issuance of Class B common stock to Sponsor | $						$ 25,000
Shares forfeited					1,437,500
Consideration for shares forfeited | $					$ 0
Number of common stock issuable pursuant to Initial Business Combination, as a percent of outstanding shares (in shares)									20.00%		20.00%
Number of Class A common stock issued upon conversion of each share (in shares)									1		1
Southport Acquisition Corp | Class B common stock | Sponsor
Stockholders' Equity
Number of shares converted				4,200,000
Common stock, shares outstanding							312,506		312,506		312,506
Aggregate of non redemption shares transferred				1,499,996			1,237,494		1,237,494		1,237,494				166,666